UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 41.4% of Net Assets
	Aerospace & Defense – 2.5%
4,199	Boeing Co. (The)	$1,561,608
9,165	General Dynamics Corp.	1,876,259
702	Lockheed Martin Corp.	242,864

		3,680,731

	Air Freight & Logistics – 0.2%
3,260	Oesterreichische Post AG	136,303
19,065	Royal Mail PLC	118,516

		254,819

	Airlines – 1.7%
20,005	American Airlines Group, Inc.	826,807
25,833	Delta Air Lines, Inc.	1,493,922
4,000	Japan Airlines Co. Ltd.	143,768

		2,464,497

	Banks – 5.5%
2,900	Aozora Bank Ltd.	103,576
44,394	Bank of America Corp.	1,307,847
4,221	BB&T Corp.	204,887
12,187	BNP Paribas S.A.	746,291
1,600	Canadian Imperial Bank of Commerce	149,923
25,981	Citigroup, Inc.	1,863,877
79,198	Credit Agricole S.A.	1,138,470
5,977	Fifth Third Bancorp	166,878
10,008	First Hawaiian, Inc.	271,817
7,883	Huntington Bancshares, Inc.	117,614
279,840	Intesa Sanpaolo SpA	713,014
3,000	National Bank of Canada	149,832
26,089	Societe Generale S.A.	1,120,272

		8,054,298

	Beverages – 0.1%
1,218	Carlsberg AS, Class B	146,069

	Biotechnology – 0.6%
3,960	AbbVie, Inc.	374,537
1,874	Amgen, Inc.	388,461
685	Gilead Sciences, Inc.	52,889

		815,887

	Capital Markets – 0.9%
7,383	AllianceBernstein Holding LP	224,812
4,615	Goldman Sachs Group, Inc. (The)	1,034,868

		1,259,680

	Chemicals – 0.3%
3,482	LyondellBasell Industries NV, Class A	356,940
27,000	Sumitomo Chemical Co. Ltd.	158,013

		514,953

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.2%
4,617	KAR Auction Services, Inc.	$275,589

	Communications Equipment – 1.7%
51,267	Cisco Systems, Inc.	2,494,140

	Construction & Engineering – 0.2%
3,468	ACS Actividades de Construccion y Servicios S.A.	147,296
907	Hochtief AG	150,358

		297,654

	Consumer Finance – 0.2%
3,096	Capital One Financial Corp.	293,903

	Containers & Packaging – 0.5%
13,147	WestRock Co.	702,576

	Diversified Telecommunication Services – 0.1%
4,267	Verizon Communications, Inc.	227,815

	Electric Utilities – 0.5%
19,000	CK Infrastructure Holdings Ltd.	150,365
2,765	Duke Energy Corp.	221,256
2,721	Entergy Corp.	220,755
66,285	Mercury NZ Ltd.	147,877

		740,253

	Energy Equipment & Services – 1.2%
29,210	Schlumberger Ltd.	1,779,473

	Food & Staples Retailing – 0.2%
3,308	Walgreens Boots Alliance, Inc.	241,153

	Food Products – 0.1%
10,042	Leroy Seafood Group ASA	82,004
6,429	Tate & Lyle PLC	57,170

		139,174

	Gas Utilities – 0.1%
2,690	National Fuel Gas Co.	150,801

	Health Care Equipment & Supplies – 0.9%
1,516	Medtronic PLC	149,129
6,511	Stryker Corp.	1,156,874

		1,306,003

	Health Care Providers & Services – 2.1%
2,534	AmerisourceBergen Corp.	233,686
377	Encompass Health Corp.	29,387
136	Humana, Inc.	46,039

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
1,052	Quest Diagnostics, Inc.	$113,521
9,752	UnitedHealth Group, Inc.	2,594,422

		3,017,055

	Hotels, Restaurants & Leisure – 0.5%
112,000	Genting Singapore Ltd.	86,815
5,176	Six Flags Entertainment Corp.	361,388
2,546	Yum! Brands, Inc.	231,457

		679,660

	Household Durables – 0.1%
2,200	Nikon Corp.	41,341
4,159	Persimmon PLC	128,044

		169,385

	Independent Power & Renewable Electricity Producers – 0.3%
28,081	AES Corp. (The)	393,134

	Industrial Other – 0.0%
939	Iron Mountain, Inc.	32,414

	Insurance – 1.5%
21,533	Assicurazioni Generali S.p.A.	370,795
58,146	AXA S.A.	1,558,062
677	MetLife, Inc.	31,630
2,279	Prudential Financial, Inc.	230,908

		2,191,395

	IT Services – 1.4%
2,528	Automatic Data Processing, Inc.	380,868
7,166	Booz Allen Hamilton Holding Corp.	355,649
1,645	Broadridge Financial Solutions, Inc.	217,058
3,562	Leidos Holdings, Inc.	246,348
1,055	MasterCard, Inc., Class A	234,854
5,012	Paychex, Inc.	369,134
1,594	Visa, Inc., Class A	239,243

		2,043,154

	Leisure Products – 0.1%
3,800	Sankyo Co. Ltd.	148,653

	Machinery – 1.6%
4,368	Allison Transmission Holdings, Inc.	227,180
1,621	Caterpillar, Inc.	247,186
9,191	Cummins, Inc.	1,342,529
7,175	Hillenbrand, Inc.	375,252
3,187	PACCAR, Inc.	217,322

		2,409,469

	Multi-Utilities – 0.6%
13,212	CenterPoint Energy, Inc.	365,312
74,696	Centrica PLC	150,952

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – continued
3,208	Dominion Energy, Inc.	$225,458
3,346	NorthWestern Corp.	196,276

		937,998

	Multiline Retail – 0.6%
4,565	Kohl’s Corp.	340,321
10,025	Macy’s, Inc.	348,168
2,334	Target Corp.	205,882

		894,371

	Oil, Gas & Consumable Fuels – 3.9%
7,924	Chevron Corp.	968,947
3,145	ConocoPhillips	243,423
5,800	CVR Energy, Inc.	233,276
32,800	Exxon Mobil Corp.	2,788,656
5,260	HollyFrontier Corp.	367,674
4,526	Marathon Petroleum Corp.	361,944
4,657	Occidental Petroleum Corp.	382,665
1,736	OMV AG	97,388
2,945	Valero Energy Corp.	334,994

		5,778,967

	Paper & Forest Products – 0.4%
7,034	Domtar Corp.	366,964
17,129	Navigator Co. S.A. (The)	83,924
3,500	Norbord, Inc.	115,976
1,102	Stora Enso Oyj, Class R	21,044

		587,908

	Personal Products – 0.1%
4,800	Pola Orbis Holdings, Inc.	175,311

	Pharmaceuticals – 0.9%
8,900	Astellas Pharma, Inc.	155,420
6,165	Bristol-Myers Squibb Co.	382,723
2,704	Johnson & Johnson	373,612
8,882	Pfizer, Inc.	391,430

		1,303,185

	Professional Services – 0.2%
4,615	Robert Half International, Inc.	324,804

	Real Estate Management & Development – 0.2%
3,500	CK Asset Holdings Ltd.	26,237
900	Daikyo, Inc.	18,296
500	Daiwa House Industry Co. Ltd.	14,817
572	Deutsche Wohnen SE	27,474
749	Entra ASA, 144A	10,774
2,406	Fabege AB	33,317
804	Fastighets AB Balder(a)	22,293
300	Goldcrest Co. Ltd.	4,899
2,400	Hemfosa Fastigheter AB	33,130

Shares	Description	Value (†)
Common Stocks – continued
	Real Estate Management & Development – continued
400	Henderson Land Development Co. Ltd.	$2,009
4,800	Hongkong Land Holdings Ltd.	31,792
19,000	K Wah International Holdings Ltd.	8,991
18,301	Sirius Real Estate Ltd.	14,719
6,800	Swire Properties Ltd.	25,785
43	Vonovia SE	2,103

		276,636

	REITs—Apartments – 0.0%
78	Invincible Investment Corp.	32,600
2	Japan Rental Housing Investments, Inc.	1,580

		34,180

	REITs—Diversified – 0.1%
200	Dream Global Real Estate Investment Trust	2,299
76	Equinix, Inc.	32,900
1,849	Preferred Apartment Communities, Inc., Class A	32,505
256	PS Business Parks, Inc.	32,535
2,111	UMH Properties, Inc.	33,016
486	W.P. Carey, Inc.	31,255

		164,510

	REITs—Health Care – 0.0%
662	CareTrust REIT, Inc.	11,724
993	Omega Healthcare Investors, Inc.	32,541

		44,265

	REITs—Hotels – 0.1%
2,849	Braemar Hotels & Resorts, Inc.	33,533
1,411	Hersha Hospitality Trust	31,987
1,144	Hospitality Properties Trust	32,993
17	Japan Hotel REIT Investment Corp.	12,372
230	Summit Hotel Properties, Inc.	3,112
1,306	Xenia Hotels & Resorts, Inc.	30,952

		144,949

	REITs—Manufactured Homes – 0.0%
344	Equity Lifestyle Properties, Inc.	33,179

	REITs—Office Property – 0.1%
46,000	Champion REIT	32,192
13,332	Green REIT PLC	23,374
19	Mori Trust Sogo REIT, Inc.	27,095

		82,661

	REITs—Shopping Centers – 0.1%
12	AEON REIT Investment Corp.	12,911
6	Alexander’s, Inc.	2,060
7	Frontier Real Estate Investment Corp.	27,258
3,500	Link REIT	34,461
1,475	Urstadt Biddle Properties, Inc., Class A	31,403

		108,093

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Single Tenant – 0.0%
40	Agree Realty Corp.	$2,125
301	National Retail Properties, Inc.	13,491
418	STORE Capital Corp.	11,616

		27,232

	REITs—Storage – 0.1%
342	Extra Space Storage, Inc.	29,631
238	Life Storage, Inc.	22,648
1,197	National Storage Affiliates Trust	30,452
145	Public Storage	29,236

		111,967

	REITs—Warehouse/Industrials – 0.0%
24	EastGroup Properties, Inc.	2,295
300	Granite Real Estate Investment Trust	12,883

		15,178

	Semiconductors & Semiconductor Equipment – 2.6%
25,305	Analog Devices, Inc.	2,339,700
12,498	Cypress Semiconductor Corp.	181,096
3,543	KLA-Tencor Corp.	360,359
3,706	Maxim Integrated Products, Inc.	208,981
6,598	Texas Instruments, Inc.	707,900
100	Tokyo Electron Ltd.	13,782

		3,811,818

	Software – 3.1%
4,474	j2 Global, Inc.	370,671
21,406	Microsoft Corp.	2,448,204
32,226	Oracle Corp.	1,661,573

		4,480,448

	Specialty Retail – 0.6%
1,015	American Eagle Outfitters, Inc.	25,203
4,543	Best Buy Co., Inc.	360,533
503	Dick’s Sporting Goods, Inc.	17,846
7,592	Foot Locker, Inc.	387,040
2,002	Williams-Sonoma, Inc.	131,571

		922,193

	Technology Hardware, Storage & Peripherals – 1.1%
3,911	Apple, Inc.	882,869
5,329	Hewlett Packard Enterprise Co.	86,916
9,349	HP, Inc.	240,924
7,414	Seagate Technology PLC	351,053

		1,561,762

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.3%
2,747	Ralph Lauren Corp.	$377,850

	Thrifts & Mortgage Finance – 0.1%
4,400	Genworth MI Canada, Inc.	145,083

	Tobacco – 0.4%
6,204	Altria Group, Inc.	374,163
3,073	British American Tobacco PLC	143,265
3,992	Imperial Brands PLC	138,913

		656,341

	Trading Companies & Distributors – 0.5%
18,000	Marubeni Corp.	164,621
2,800	Mitsubishi Corp.	86,248
8,600	Mitsui & Co. Ltd.	152,828
9,100	Sumitomo Corp.	151,653
635	W.W. Grainger, Inc.	226,955

		782,305

	Total Common Stocks (Identified Cost $59,529,247)	60,706,981

Principal Amount (‡)
Bonds and Notes – 39.2%
Non-Convertible Bonds – 38.9%
	Banking – 12.4%
$610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(b)	631,350
800,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 11/16/2027, variable rate thereafter), 6.125%(b)	719,000
600,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(b)	595,014
685,000	Barclays PLC, (fixed rate to 9/15/2023, variable rate thereafter), 7.750%(b)	686,712
1,600,000	BNP Paribas S.A., (fixed rate to 11/15/2027, variable rate thereafter), 5.125%, 144A(b)	1,432,000
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(b)	1,473,612
580,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(b)	610,415
1,100,000	Credit Suisse Group AG, (fixed rate to 9/12/2025, variable rate thereafter), 7.250%, 144A(b)	1,104,125
600,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(b)	569,248
550,000	Dresdner Funding Trust I, 8.151%, 6/30/2031, 144A	678,563
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(b)	1,554,150
1,500,000	Macquarie Bank Ltd., (fixed rate to 3/08/2027, variable rate thereafter), 6.125%, 144A(b)	1,368,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(b)	$1,488,429
1,100,000	Societe Generale S.A., 4.750%, 9/14/2028, 144A	1,094,128
1,510,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)	1,564,360
865,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033, 144A	839,923
1,800,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(b)	1,840,500

		18,250,279

	Cable Satellite – 3.0%
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	592,187
1,700,000	DISH DBS Corp., 5.000%, 3/15/2023	1,542,750
1,600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,513,024
820,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	747,225

		4,395,186

	Chemicals – 0.4%
650,000	Hercules LLC, 6.500%, 6/30/2029	656,500

	Electric – 0.3%
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	471,975

	Government Owned—No Guarantee – 2.5%
725,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A	735,984
765,000	Ecopetrol S.A., 4.125%, 1/16/2025	742,050
740,000	Electricite de France S.A., 5.000%, 9/21/2048, 144A	720,477
715,000	YPF S.A., 8.500%, 3/23/2021, 144A	720,362
740,000	YPF S.A., 8.750%, 4/04/2024, 144A	737,780

		3,656,653

	Health Insurance – 0.3%
410,000	Halfmoon Parent, Inc., 4.900%, 12/15/2048, 144A	407,038

	Healthcare – 0.5%
680,000	Vizient, Inc., 10.375%, 3/01/2024, 144A	743,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 4.3%
$1,170,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	$1,193,400
1,580,000	Gulfport Energy Corp., 6.375%, 1/15/2026	1,536,550
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	491,400
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,063,062
810,000	SM Energy Co., 6.750%, 9/15/2026	841,388
1,110,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,154,400

		6,280,200

	Life Insurance – 1.3%
770,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(b)	788,288
1,095,000	Prudential Financial, Inc., (fixed rate to 9/15/2028, variable rate thereafter), 5.700%, 9/15/2048	1,091,255

		1,879,543

	Metals & Mining – 1.7%
1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	1,102,275
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	592,969
820,000	Stillwater Mining Co., 7.125%, 6/27/2025, 144A	785,396

		2,480,640

	Midstream – 3.4%
640,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/2026	635,200
1,500,000	Energy Transfer Partners LP, 4.950%, 6/15/2028	1,527,153
1,120,000	EQT Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	1,150,896
1,020,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(b)	993,225
730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)	724,992

		5,031,466

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.158%, 10/15/2034, 144A(c)	370,881

	Oil Field Services – 2.1%
780,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	834,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$735,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	$762,563
870,000	Transocean, Inc., 6.800%, 3/15/2038	752,550
625,000	Transocean, Inc., 8.375%, 12/15/2021	672,656

		3,022,369

	Property & Casualty Insurance – 1.0%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	644,965
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	781,550

		1,426,515

	Sovereigns – 3.3%
860,000	Kingdom of Bahrain, 6.125%, 7/05/2022, 144A	870,819
315,000	Kingdom of Bahrain, 6.125%, 8/01/2023	319,599
280,000	Panama Government International Bond, 4.500%, 5/15/2047	280,423
930,000	Republic of Argentina, 6.875%, 1/11/2048	716,100
1,105,000	Republic of Argentina, 6.875%, 4/22/2021	1,055,275
745,000	Republic of Oman, 5.625%, 1/17/2028, 144A	732,007
885,000	State of Qatar, 5.103%, 4/23/2048, 144A	920,400

		4,894,623

	Technology – 0.6%
410,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	492,036
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	360,979

		853,015

	Treasuries – 0.8%
6,217,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	361,718
10,125,000	South Africa Government International Bond, Series R186, 10.500%, 12/21/2026, (ZAR)	775,489

		1,137,207

	Utility Other – 0.3%
460,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	444,765

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.4%
$565,000	Sprint Corp., 7.625%, 3/01/2026	$598,194

	Total Non-Convertible Bonds (Identified Cost $57,072,863)	57,000,799

Convertible Bonds – 0.3%
	Cable Satellite – 0.2%
400,000	DISH Network Corp., 3.375%, 8/15/2026	381,506

	Independent Energy – 0.0%
25,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	23,976

	Technology – 0.1%
120,000	Nuance Communications, Inc., 1.250%, 4/01/2025	123,934

	Total Convertible Bonds (Identified Cost $591,241)	529,416

	Total Bonds and Notes (Identified Cost $57,664,104)	57,530,215

Senior Loans – 8.7%
	Airlines – 1.4%
2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	2,112,647

	Building Materials – 0.8%
1,129,268	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 6.251%, 5/03/2024(c)	1,137,037

	Chemicals – 0.4%
333,232	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.742%, 11/18/2023(c)	335,314
256,269	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.742%, 11/18/2023(c)	257,871

		593,185

	Consumer Products – 0.8%
3,005	Rodan & Fields LLC, 2018 Term Loan B, Prime + 3.000%, 8.250%, 6/06/2025(c)	3,032
1,198,995	Rodan & Fields LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.158%, 6/06/2025(c)	1,209,990

		1,213,022

	Financial Other – 0.8%
1,153,549	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 5.386%, 11/21/2024(c)	1,162,016

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Independent Energy – 0.7%
$1,100,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.165%, 3/01/2024(c)	$1,035,837
27,586	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.750%, 12/31/2023(c)	27,628

		1,063,465

	Lodging – 0.5%
665,050	Hilton Worldwide Finance LLC, Term Loan B2, 1-month LIBOR + 1.750%, 3.966%, 10/25/2023(c)	667,990

	Media Entertainment – 0.5%
695,750	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.742%, 9/30/2022(c)	698,359

	Refining – 0.3%
402,975	Delek U.S. Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.742%, 3/31/2025(c)	403,982

	Retailers – 0.7%
1,106,550	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.343%, 9/12/2024(c)	1,105,864

	Wireless – 1.0%
1,496,250	Asurion LLC, 2018 Term Loan B7, 1-month LIBOR + 3.000%, 5.242%, 11/03/2024(c)	1,505,841

	Wirelines – 0.8%
1,132,419	TDC AS, USD Term Loan, 3-month LIBOR + 3.500%, 5.839%, 6/04/2025(c)	1,143,460

	Total Senior Loans (Identified Cost $12,705,347)	12,806,868

Shares
Exchange-Traded Funds and Note – 5.6%
339,468	Alerian MLP ETF	3,625,518
9,420	iShares® Broad USD High Yield Corporate Bond ETF	460,897
130,000	JPMorgan Alerian MLP Index ETN	3,569,800
8,443	ProShares S&P 500 Dividend Aristocrats ETF	564,077

	Total Exchange-Traded Funds (Identified Cost $8,135,070)	8,220,292

Preferred Stocks – 1.8%
Non-Convertible Preferred Stocks – 1.4%
	Government Guaranteed – 0.6%
36,425	Bank of America Corp., Series GG, 6.000%	947,050

	Midstream – 0.3%
14,215	Energy Transfer Partners LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375%	361,772

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Property & Casualty Insurance – 0.5%
30,000	Allstate Corp. (The), Series G, 5.625%	$749,400

	Total Non-Convertible Preferred Stocks (Identified Cost $2,016,000)	2,058,222

Convertible Preferred Stock – 0.4%
	Midstream – 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,845)	586,312

	Total Preferred Stocks (Identified Cost $2,647,845)	2,644,534

Principal Amount (‡)
Short-Term Investments – 2.7%
$3,900,058	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $3,900,480 on 10/01/2018 collateralized by $3,395,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $3,550,427; $445,000 U.S. Treasury Note, 2.000% due 10/31/2022 valued at $432,483(d) (Identified Cost $3,900,058)	3,900,058

	Total Investments – 99.4% (Identified Cost $144,581,671)	145,808,948
	Other assets less liabilities – 0.6%	818,272

	Net Assets – 100.0%	$146,627,220

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$9,585,526	6.54%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of Rule 144A holdings amounted to $30,035,444 or 20.5% of net assets.

ETF	Exchange-TradedFund
ETN	Exchange-TradedNote
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
GBP	British Pound
IDR	Indonesian Rupiah
ZAR	South African Rand

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$254,819	$—	$254,819
Airlines	2,320,729	143,768	—	2,464,497
Banks	4,232,675	3,821,623	—	8,054,298
Beverages	—	146,069	—	146,069
Chemicals	356,940	158,013	—	514,953
Construction & Engineering	—	297,654	—	297,654
Electric Utilities	442,011	298,242	—	740,253
Food Products	—	139,174	—	139,174
Hotels, Restaurants & Leisure	592,845	86,815	—	679,660
Household Durables	—	169,385	—	169,385
Insurance	262,538	1,928,857	—	2,191,395
Leisure Products	—	148,653	—	148,653
Multi-Utilities	787,046	150,952	—	937,998
Oil, Gas & Consumable Fuels	5,681,579	97,388	—	5,778,967
Paper & Forest Products	482,940	104,968	—	587,908
Personal Products	—	175,311	—	175,311
Pharmaceuticals	1,147,765	155,420	—	1,303,185
Real Estate Management & Development	—	276,636	—	276,636
REITs—Apartments	—	34,180	—	34,180
REITs—Hotels	132,577	12,372	—	144,949
REITs—Office Property	23,374	59,287	—	82,661
REITs—Shopping Centers	33,463	74,630	—	108,093
Semiconductors & Semiconductor Equipment	3,798,036	13,782	—	3,811,818
Tobacco	374,163	282,178	—	656,341
Trading Companies & Distributors	226,955	555,350	—	782,305
All Other Common Stocks*	30,225,819	—	—	30,225,819

Total Common Stocks	51,121,455	9,585,526	—	60,706,981

Bonds and Notes*	—	57,530,215	—	57,530,215
Senior Loans*	—	12,806,868	—	12,806,868
Exchange-Traded Funds	8,220,292	—	—	8,220,292
Preferred Stocks			—
Non-Convertible Preferred Stocks*	2,058,222	—	—	2,058,222
Convertible Preferred Stock*	—	586,312	—	586,312

Total Preferred Stocks	2,058,222	586,312		2,644,534

Short-Term Investments	—	3,900,058	—	3,900,058

Total	$61,399,969	$84,408,979	$—	$145,808,948

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $175,936 was transferred from Level 1 to Level 2 during the period ended September 30, 2018. At December 31, 2017, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At September 30, 2018 this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2018 (Unaudited)

Banking	12.4%
Banks	5.5
Independent Energy	5.0
Midstream	4.1
Oil, Gas & Consumable Fuels	3.9
Sovereigns	3.3
Cable Satellite	3.2
Airlines	3.1
Software	3.1
Semiconductors & Semiconductor Equipment	2.6
Aerospace & Defense	2.5
Government Owned—No Guarantee	2.5
Exchange-Traded Funds	2.5
Integrated Energy	2.4
Oil Field Services	2.1
Health Care Providers & Services	2.1
Other Investments, less than 2% each	36.4
Short-Term Investments	2.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.5% of Net Assets
	Australia – 1.2%
300,000	Westpac Banking Corp., EMTN, 0.625%, 11/22/2024, (EUR)(a)	$341,432

	Austria – 1.3%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	363,106

	Belgium – 2.5%
600,000	KBC Group NV, EMTN, 0.875%, 6/27/2023, (EUR)(a)	696,487

	Brazil – 0.7%
200,000	Fibria Overseas Finance Ltd., 5.500%, 1/17/2027(a)	198,240

	Canada – 2.8%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	752,069
50,000	Province of Quebec Canada, 2.600%, 7/06/2025, (CAD)(a)	38,114

		790,183

	Denmark – 2.5%
600,000	Orsted AS, 1.500%, 11/26/2029, (EUR)(a)	688,870

	Finland – 0.7%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	190,269

	France – 14.9%
400,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	386,956
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	451,829
100,000	Engie S.A., EMTN, 1.500%, 3/27/2028, (EUR)(a)	117,630
1,850,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	2,280,536
300,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	337,579
100,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(a)	112,510
400,000	SNCF Reseau EPIC, EMTN, 1.875%, 3/30/2034, (EUR)(a)	494,057

		4,181,097

	Germany – 1.4%
100,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	114,652
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	268,035

		382,687

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	India – 2.0%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	$549,514

	Indonesia – 0.7%
200,000	Republic of Indonesia, 3.750%, 3/01/2023(a)	196,500

	Italy – 6.0%
600,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)(a)	659,405
400,000	Ferrovie dello Stato Italiane S.p.A., EMTN, 0.875%, 12/07/2023, (EUR)(a)	441,001
200,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(a)	245,466
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)(a)	337,233

		1,683,105

	Japan – 5.8%
700,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)(a)	807,930
700,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	804,909

		1,612,839

	Korea – 2.1%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021(a)	390,541
200,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	199,443

		589,984

	Lithuania – 2.9%
300,000	Lietuvos Energija UAB, EMTN, 1.875%, 7/10/2028, (EUR)	343,634
400,000	Lietuvos Energija UAB, EMTN, 2.000%, 7/14/2027, (EUR)(a)	468,028

		811,662

	Mexico – 0.7%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020(a)	198,252

	Netherlands – 15.1%
500,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(a)	570,264
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	561,277

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Netherlands – continued
500,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	$575,039
100,000	innogy Finance BV, EMTN, 1.250%, 10/19/2027, (EUR)(a)	112,530
1,200,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026(a)	1,129,152
100,000	TenneT Holding BV, (fixed rate to 6/01/2024, variable rate thereafter), 2.995%, (EUR)(a)(b)	117,441
100,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	109,417
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	346,751
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	485,069
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)(a)	233,397

		4,240,337

	Norway – 0.7%
200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	193,526

	Spain – 0.4%
100,000	ACS Servicios Comunicaciones y Energia, S.L., 1.875%, 4/20/2026, (EUR)(a)	112,422

	Supranationals – 7.2%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027(a)	93,744
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	114,544
100,000	European Investment Bank, 2.125%, 4/13/2026(a)	92,892
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	187,597
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	674,981
200,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	199,067
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	188,549
400,000	International Finance Corp., GMTN, 2.000%, 10/24/2022(a)	383,983
100,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	93,233

		2,028,590

	Sweden – 4.2%
1,200,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	1,177,884

	United Kingdom – 4.0%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	626,998

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
200,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	$225,920
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	263,365

		1,116,283

	United States – 13.7%
300,000	Apple, Inc., 2.850%, 2/23/2023(a)	295,326
900,000	Apple, Inc., 3.000%, 6/20/2027(a)	856,452
600,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	599,670
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	402,498
600,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	590,436
100,000	Southern Power Co., 1.850%, 6/20/2026, (EUR)(a)	119,625
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	394,583
500,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(a)	589,817

		3,848,407

	Total Bonds and Notes (Identified Cost $26,266,253)	26,191,676

Short-Term Investments – 2.4%
663,580	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $663,652 on 10/01/2018 collateralized by $685,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $680,337 including accrued interest(c) (Identified Cost $663,580)	663,580

	Total Investments – 95.9% (Identified Cost $26,929,833)	26,855,256
	Other assets less liabilities – 4.1%	1,147,551

	Net Assets – 100.0%	$28,002,807

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl® 30 Year Bond	12/06/2018	1	$204,997	$202,394	$(2,603)
German Euro Bund	12/06/2018	5	931,983	921,816	(10,167)

Total					$(12,770)

At September 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/19/2018	10	$1,194,000	$1,187,812	$6,188
30 Year U.S. Treasury Bond	12/19/2018	1	144,031	140,500	3,531
5 Year U.S. Treasury Note	12/31/2018	7	792,189	787,336	4,853
Australian Dollar	12/17/2018	5	359,635	361,350	(1,715)
British Pound	12/17/2018	12	989,732	981,450	8,282
Canadian Dollar	12/18/2018	11	846,340	852,555	(6,215)
Euro	12/17/2018	101	14,861,850	14,748,525	113,325
Euro Schatz	12/06/2018	18	2,339,081	2,335,976	3,105
UK Long Gilt	12/27/2018	1	159,821	157,633	2,188
Ultra Long U.S. Treasury Bond	12/19/2018	1	158,982	154,281	4,701

Total					$138,243

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$26,191,676	$—	$26,191,676
Short-Term Investments	—	663,580	—	663,580

Total Investments	—	26,855,256	—	26,855,256

Futures Contracts (unrealized appreciation)	146,173	—	—	146,173

Total	$146,173	$26,855,256	$—	$27,001,429

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(20,700)	$—	$—	$(20,700)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the period ended September 30, 2018, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$121,607
Interest rate contracts	24,566

Total exchange-traded asset derivatives	$146,173

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Foreign exchange contracts	$(7,930)
Interest rate contracts	(12,770)

Total exchange-traded liability derivatives	$(20,700)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2018:

Maximum Amount of Loss—Gross	Maximum Amount of Loss – Net
$620,791	$620,791

Industry Summary at September 30, 2018 (Unaudited)

Utility—Electric	23.2%
Bank	18.2
Financial	10.2
Industrial	10.1
Government National	8.8
Supra-National	7.2
Government Agency	4.3
Government Regional	3.5
Special Purpose	2.9
Transportation- Rail	2.6
Gas Transmission	2.5
Short-Term Investments	2.4

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

Currency Exposure Summary at September 30, 2018 (Unaudited)

Euro	52.0%
United States Dollar	36.9
British Pound	3.2
Canadian Dollar	2.8
Australian Dollar	1.0

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets
	Belgium – 2.7%
37,160	KBC Groep NV	$2,763,159

	China – 1.1%
160,000	BYD Co. Ltd.	1,137,568

	Denmark – 9.8%
16,178	Chr. Hansen Holding AS	1,640,216
8,297	Coloplast AS, Series B	847,584
72,108	Novo Nordisk AS, Class B	3,393,767
28,433	Novozymes AS	1,559,506
36,071	Vestas Wind Systems AS	2,436,821

		9,877,894

	France – 5.5%
18,303	Danone	1,422,422
21,758	Essilor International Cie Generale d’Optique S.A.	3,220,612
21,617	Valeo S.A.	936,035

		5,579,069

	Germany – 5.5%
4,867	Allianz SE, (Registered)	1,083,233
12,097	Fresenius SE & Co. KGaA, Sponsored ADR	887,076
39,483	Symrise AG	3,600,013

		5,570,322

	Hong Kong – 2.3%
258,737	AIA Group Ltd.	2,307,136

	Ireland – 3.9%
45,160	Eaton Corp. PLC	3,916,727

	Japan – 4.8%
11,500	Rinnai Corp.	876,716
100,200	Sekisui House Ltd.	1,527,975
39,800	Toyota Motor Corp.	2,479,649

		4,884,340

	Netherlands – 3.0%
6,670	ASML Holding NV	1,252,323
31,095	Unilever NV	1,729,655

		2,981,978

	Singapore – 1.5%
1,892,400	Raffles Medical Group Ltd.	1,564,355

	Switzerland – 0.9%
1,896	Geberit AG, (Registered)	880,013

	United Kingdom – 5.9%
25,532	Aptiv PLC	2,142,135

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
5,999	Delphi Technologies PLC	$188,129
472,397	Legal & General Group PLC	1,612,665
89,977	Prudential PLC	2,062,997

		6,005,926

	United States – 51.0%
38,876	A.O. Smith Corp.	2,074,812
9,714	Acuity Brands, Inc.	1,527,041
3,918	Alphabet, Inc., Class A(a)	4,729,339
1,359	Amazon.com, Inc.(a)	2,722,077
13,674	American Water Works Co., Inc.	1,202,902
32,094	Danaher Corp.	3,487,334
22,067	Ecolab, Inc.	3,459,664
9,098	Ellie Mae, Inc.(a)	862,218
6,065	Estee Lauder Cos., Inc. (The), Class A	881,366
13,700	Facebook, Inc., Class A(a)	2,253,102
22,808	Gilead Sciences, Inc.	1,761,006
2,300	Illumina, Inc.(a)	844,238
5,961	International Flavors & Fragrances, Inc.	829,294
22,522	MasterCard, Inc., Class A	5,013,622
42,527	Microsoft Corp.	4,863,813
8,153	NextEra Energy, Inc.	1,366,443
18,724	Oracle Corp.	965,409
9,285	Roper Technologies, Inc.	2,750,310
12,027	Signature Bank	1,381,181
18,406	Thermo Fisher Scientific, Inc.	4,492,537
20,871	Visa, Inc., Class A	3,132,528
11,406	Watts Water Technologies, Inc., Series A	946,698

		51,546,934

	Total Common Stocks (Identified Cost $83,763,245)	99,015,421

Principal Amount
Short-Term Investments – 1.4%
$1,452,343	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $1,452,501 on 10/01/2018 collateralized by $1,475,000 Federal Home Loan Mortgage Corp., 3.750% due 3/27/2019 valued at $1,484,638 including accrued interest(b) (Identified Cost $1,452,343)	1,452,343

	Total Investments – 99.3% (Identified Cost $85,215,588)	100,467,764
	Other assets less liabilities – 0.7%	711,628

	Net Assets – 100.0%	$101,179,392

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 41,221,496	40.7%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,763,159	$—	$2,763,159
China	—	1,137,568	—	1,137,568
Denmark	—	9,877,894	—	9,877,894
France	—	5,579,069	—	5,579,069
Germany	—	5,570,322	—	5,570,322
Hong Kong	—	2,307,136	—	2,307,136
Japan	—	4,884,340	—	4,884,340
Netherlands	—	2,981,978	—	2,981,978
Singapore	—	1,564,355	—	1,564,355
Switzerland	—	880,013	—	880,013
United Kingdom	2,330,264	3,675,662	—	6,005,926
All Other Common Stocks*	55,463,661	—	—	55,463,661

Total Common Stocks	57,793,925	41,221,496	—	99,015,421
Short-Term Investments	—	1,452,343	—	1,452,343
Total	$57,793,925	$42,673,839	$—	$100,467,764

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $953,564 was transferred from Level 1 to Level 2 during the period ended September 30, 2018. At December 31, 2017 this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At September 30, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2018 (Unaudited)

Chemicals	10.9%
IT Services	8.1
Electrical Equipment	7.8
Health Care Equipment & Supplies	7.4
Insurance	7.0
Interactive Media & Services	6.9
Software	6.7
Life Sciences Tools & Services	5.2
Banks	4.1
Automobiles	3.5
Pharmaceuticals	3.4
Auto Components	3.2
Building Products	3.0
Industrial Conglomerates	2.7
Internet & Direct Marketing Retail	2.7
Personal Products	2.6
Health Care Providers & Services	2.4
Household Durables	2.4
Other Investments, less than 2% each	7.9
Short-Term Investments	1.4

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at September 30, 2018 (Unaudited)

United States Dollar	58.6%
Euro	16.7
Danish Krone	9.8
Japanese Yen	4.8
British Pound	3.6
Hong Kong Dollar	3.4
Other, less than 2% each	2.4

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 99.2% of Net Assets
	Australia – 2.8%
4,942,950	AMP Ltd.	$11,394,700
235,300	Brambles Ltd.	1,853,128
1,216,686	Orica Ltd.	14,966,215

		28,214,043

	Canada – 1.6%
73,600	Alimentation Couche-Tard, Inc., Class B	3,681,567
1,305,000	Cenovus Energy, Inc.	13,104,053

		16,785,620

	China – 0.5%
21,430	Baidu, Inc., Sponsored ADR(a)	4,900,612

	France – 10.8%
223,300	Accor S.A.	11,471,343
721,000	BNP Paribas S.A.(b)	44,151,594
320,482	Bureau Veritas S.A.	8,275,568
98,851	Danone	7,682,225
9,840	Pernod-Ricard S.A.	1,613,836
352,045	Publicis Groupe S.A.	21,024,216
371,300	Valeo S.A.	16,077,616

		110,296,398

	Germany – 17.0%
154,700	Allianz SE, (Registered)	34,431,084
289,730	Bayer AG, (Registered)	25,699,247
388,000	Bayerische Motoren Werke AG	34,955,229
158,050	Continental AG	27,460,350
725,800	Daimler AG, (Registered)	45,741,555
227,600	ThyssenKrupp AG	5,741,545

		174,029,010

	India – 1.2%
1,417,900	Axis Bank Ltd.(a)	12,001,034

	Indonesia – 1.7%
37,314,500	Bank Mandiri Persero Tbk PT	16,814,421

	Ireland – 1.6%
169,992	Ryanair Holdings PLC, Sponsored ADR(a)	16,326,032

	Italy – 3.7%
14,845,800	Intesa Sanpaolo SpA	37,826,110

	Japan – 4.5%
366,200	Komatsu Ltd.	11,143,795
315,100	Olympus Corp.	12,295,484
6,000	Omron Corp.	253,546
364,200	Toyota Motor Corp.	22,690,659

		46,383,484

Shares	Description	Value (†)
Common Stocks – continued
	Korea – 1.2%
289,000	Samsung Electronics Co. Ltd.	$12,094,897

	Mexico – 1.4%
796,100	Grupo Televisa SAB, Sponsored ADR	14,122,814

	Netherlands – 3.6%
33,331	Akzo Nobel NV	3,117,894
49,630	ASML Holding NV	9,318,259
370,482	EXOR NV	24,718,813

		37,154,966

	South Africa – 2.8%
134,190	Naspers Ltd., N Shares	28,897,660

	Sweden – 7.0%
2,393,019	Hennes & Mauritz AB, B Shares	44,223,220
705,300	SKF AB, B Shares	13,878,165
765,900	Volvo AB, B Shares	13,508,131

		71,609,516

	Switzerland – 12.9%
171,600	Cie Financiere Richemont S.A., (Registered)	13,990,600
2,276,436	Credit Suisse Group AG, (Registered)(b)	34,158,961
8,568,100	Glencore PLC(b)	36,934,336
52,005	Kuehne & Nagel International AG	8,251,900
522,095	LafargeHolcim Ltd., (Registered)	25,847,292
157,000	Nestle S.A., (Registered)	13,068,138

		132,251,227

	Taiwan – 1.6%
1,876,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,008,907

	United Kingdom – 21.6%
413,839	Ashtead Group PLC	13,130,391
2,702,400	CNH Industrial NV	32,429,936
181,300	Diageo PLC	6,423,111
219,731	Experian PLC	5,638,309
19,868	Ferguson PLC	1,685,240
2,568,000	G4S PLC	8,099,725
360,800	Liberty Global PLC, Class A(a)	10,437,944
687,800	Liberty Global PLC, Series C(a)	19,368,448
54,195,300	Lloyds Banking Group PLC	41,680,900
438,804	Meggitt PLC	3,239,650
55,300	Reckitt Benckiser Group PLC	5,051,655
6,452,100	Royal Bank of Scotland Group PLC	20,905,445
619,989	Schroders PLC	24,972,138
100	Schroders PLC, (Non Voting)	3,314

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
442,800	Smiths Group PLC	$8,621,400
1,321,700	WPP PLC	19,355,729

		221,043,335

	United States – 1.7%
125,318	Willis Towers Watson PLC	17,662,319

	Total Common Stocks (Identified Cost $1,057,329,908)	1,014,422,405

Principal Amount
Short-Term Investments – 0.8%
$8,022,880	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $8,023,750 on 10/01/2018 collateralized by $7,830,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $8,188,465 including accrued interest(c) (Identified Cost $8,022,880)	8,022,880

	Total Investments – 100.0% (Identified Cost $1,065,352,788)	1,022,445,285
	Other assets less liabilities – 0.0%	509,062

	Net Assets – 100.0%	$1,022,954,347

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$870,595,396	85.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	6/19/2019	CHF	S	18,348,000	$19,420,189	$19,184,929	$235,260

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$28,214,043	$—	$28,214,043
France	—	110,296,398	—	110,296,398
Germany	—	174,029,010	—	174,029,010
India	—	12,001,034	—	12,001,034
Indonesia	—	16,814,421	—	16,814,421
Italy	—	37,826,110	—	37,826,110
Japan	—	46,383,484	—	46,383,484
Korea	—	12,094,897	—	12,094,897
Netherlands	—	37,154,966	—	37,154,966
South Africa	—	28,897,660	—	28,897,660
Sweden	44,223,220	27,386,296	—	71,609,516
Switzerland	—	132,251,227	—	132,251,227
Taiwan	—	16,008,907	—	16,008,907
United Kingdom	29,806,392	191,236,943	—	221,043,335
All Other Common Stocks*	69,797,397	—	—	69,797,397

Total Common Stocks	143,827,009	870,595,396	—	1,014,422,405

Short-Term Investments	—	8,022,880	—	8,022,880

Total Investments	143,827,009	878,618,276	—	1,022,445,285

Forward Foreign Currency Contracts (unrealized appreciation)	—	235,260	—	235,260

Total	$143,827,009	$878,853,536	$—	$1,022,680,545

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $42,718,336 was transferred from Level 2 to Level 1 during the period ended September 30, 2018. At December 31, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At September 30, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended September 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$235,260

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 235,260	$235,260

Industry Summary at September 30, 2018 (Unaudited)

Banks	17.0%
Media	11.1
Automobiles	10.1
Machinery	7.0
Capital Markets	5.7
Insurance	5.1
Specialty Retail	4.3
Auto Components	4.3
Metals & Mining	4.1
Diversified Financial Services	3.5
Construction Materials	2.5
Pharmaceuticals	2.5
Semiconductors & Semiconductor Equipment	2.5
Food Products	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	0.8

Total Investments	100.0
Other assets less liabilities (including forward foreign currency contracts)	0.0

Net Assets	100.0%

Currency Exposure Summary at September 30, 2018 (Unaudited)

Euro	38.3%
British Pound	19.1
Swiss Franc	9.3
United States Dollar	8.9
Swedish Krona	7.0
Japanese Yen	4.5
South African Rand	2.8
Australian Dollar	2.8
Other, less than 2% each	7.3

Total Investments	100.0
Other assets less liabilities (including forward foreign currency contracts)	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets

	Air Freight & Logistics – 2.5%
316,251	Expeditors International of Washington, Inc.	$23,253,936
38,028	United Parcel Service, Inc., Class B	4,439,769

		27,693,705

	Airlines – 1.1%
299,700	American Airlines Group, Inc.	12,386,601

	Automobiles – 2.3%
956,300	Fiat Chrysler Automobiles NV(a)	16,744,813
267,000	General Motors Co.	8,989,890

		25,734,703

	Banks – 5.5%
683,970	Bank of America Corp.	20,149,756
364,200	Citigroup, Inc.	26,127,708
302,800	Wells Fargo & Co.	15,915,168

		62,192,632

	Beverages – 4.6%
198,233	Coca-Cola Co. (The)	9,156,382
113,510	Diageo PLC, Sponsored ADR	16,080,962
457,287	Monster Beverage Corp.(a)	26,650,686

		51,888,030

	Biotechnology – 5.0%
34,726	Amgen, Inc.	7,198,353
126,292	BioMarin Pharmaceutical, Inc.(a)	12,246,535
91,273	Regeneron Pharmaceuticals, Inc.(a)	36,877,943

		56,322,831

	Capital Markets – 4.2%
49,138	FactSet Research Systems, Inc.	10,992,662
67,129	MSCI, Inc.	11,909,356
271,425	SEI Investments Co.	16,584,067
92,500	State Street Corp.	7,749,650

		47,235,735

	Communications Equipment – 1.4%
311,358	Cisco Systems, Inc.	15,147,567

	Consumer Finance – 2.3%
67,173	American Express Co.	7,153,253
193,600	Capital One Financial Corp.	18,378,448

		25,531,701

	Energy Equipment & Services – 2.2%
231,100	National Oilwell Varco, Inc.	9,955,788
243,406	Schlumberger Ltd.	14,828,293

		24,784,081

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – 1.6%
47,390	Netflix, Inc.(a)	$17,730,021

	Food Products – 2.4%
752,231	Danone S.A., Sponsored ADR	11,633,252
189,750	Nestle S.A., Sponsored ADR	15,787,200

		27,420,452

	Health Care Equipment & Supplies – 2.2%
200,820	Baxter International, Inc.	15,481,214
81,758	Varian Medical Systems, Inc.(a)	9,151,173

		24,632,387

	Health Care Providers & Services – 3.8%
276,900	CVS Health Corp.	21,797,568
149,400	HCA Healthcare, Inc.	20,784,528

		42,582,096

	Health Care Technology – 1.2%
210,320	Cerner Corp.(a)	13,546,711

	Hotels, Restaurants & Leisure – 3.5%
241,199	Starbucks Corp.	13,709,751
457,422	Yum China Holdings, Inc.	16,060,087
98,677	Yum! Brands, Inc.	8,970,726

		38,740,564

	Household Products – 1.5%
133,036	Colgate-Palmolive Co.	8,906,760
101,552	Procter & Gamble Co. (The)	8,452,173

		17,358,933

	Industrial Conglomerates – 1.3%
1,245,950	General Electric Co.	14,066,775

	Insurance – 1.8%
370,755	American International Group, Inc.	19,738,996

	Interactive Media & Services – 7.9%
37,248	Alphabet, Inc., Class A(a)	44,961,316
11,852	Alphabet, Inc., Class C(a)	14,145,006
182,647	Facebook, Inc., Class A(a)	30,038,126

		89,144,448

	Internet & Direct Marketing Retail – 7.8%
192,160	Alibaba Group Holding Ltd., Sponsored ADR(a)	31,660,282
23,062	Amazon.com, Inc.(a)	46,193,186
453,100	Qurate Retail, Inc., Class A(a)	10,063,351

		87,916,819

	IT Services – 6.5%
40,374	Automatic Data Processing, Inc.	6,082,747
81,100	MasterCard, Inc., Class A	18,053,671
322,735	Visa, Inc., Class A	48,439,296

		72,575,714

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 1.2%
89,372	Deere & Co.	$13,435,293

	Media – 2.8%
46,815	Charter Communications, Inc., Class A(a)	15,256,072
445,400	Comcast Corp., Class A	15,771,614

		31,027,686

	Metals & Mining – 0.2%
40,445	Compass Minerals International, Inc.	2,717,904

	Oil, Gas & Consumable Fuels – 2.7%
218,200	Anadarko Petroleum Corp.	14,708,862
332,500	Apache Corp.	15,850,275

		30,559,137

	Personal Products – 1.4%
279,500	Unilever PLC, Sponsored ADR	15,364,115

	Pharmaceuticals – 2.3%
56,209	Merck & Co., Inc.	3,987,467
83,526	Novartis AG, Sponsored ADR	7,196,600
301,007	Novo Nordisk AS, Sponsored ADR	14,189,470

		25,373,537

	Semiconductors & Semiconductor Equipment – 3.6%
256,030	Intel Corp.	12,107,659
243,111	QUALCOMM, Inc.	17,511,285
102,965	Texas Instruments, Inc.	11,047,115

		40,666,059

	Software – 7.7%
173,734	Autodesk, Inc.(a)	27,121,615
118,077	Microsoft Corp.	13,504,466
886,484	Oracle Corp.	45,707,115

		86,333,196

	Technology Hardware, Storage & Peripherals – 2.2%
109,055	Apple, Inc.	24,618,076

	Textiles, Apparel & Luxury Goods – 1.4%
729,571	Under Armour, Inc., Class A(a)	15,481,497

	Total Common Stocks (Identified Cost $790,768,095)	1,099,948,002

Principal Amount	Description	Value (†)
Short-Term Investments – 1.8%
$20,610,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $20,613,047 on 10/01/2018 collateralized by $21,170,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $21,025,875 including accrued interest(b) (Identified Cost $20,610,814)	$20,610,814

	Total Investments – 99.9% (Identified Cost $811,378,909)	1,120,558,816
	Other assets less liabilities – 0.1%	1,074,883

	Net Assets – 100.0%	$1,121,633,699

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,099,948,002	$—	$—	$1,099,948,002
Short-Term Investments	—	20,610,814	—	20,610,814

Total	$1,099,948,002	$20,610,814	$—	$1,120,558,816

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2018 (Unaudited)

Interactive Media & Services	7.9%
Internet & Direct Marketing Retail	7.8
Software	7.7
IT Services	6.5
Banks	5.5
Biotechnology	5.0
Beverages	4.6
Capital Markets	4.2
Health Care Providers & Services	3.8
Semiconductors & Semiconductor Equipment	3.6
Hotels, Restaurants & Leisure	3.5
Media	2.8
Oil, Gas & Consumable Fuels	2.7
Air Freight & Logistics	2.5
Food Products	2.4
Automobiles	2.3
Consumer Finance	2.3
Pharmaceuticals	2.3
Energy Equipment & Services	2.2
Health Care Equipment & Supplies	2.2
Technology Hardware, Storage & Peripherals	2.2
Other Investments, less than 2% each	14.1
Short-Term Investments	1.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 95.4% of Net Assets
	Aerospace & Defense – 2.2%
73,300	AAR Corp.	$3,510,337
15,575	Moog, Inc., Class A	1,338,983

		4,849,320

	Auto Components – 0.9%
16,700	Cooper-Standard Holdings, Inc.(a)	2,003,666

	Banks – 14.5%
84,200	Chemical Financial Corp.	4,496,280
59,200	Enterprise Financial Services Corp.	3,140,560
144,925	First Financial Bancorp	4,304,272
88,000	First Merchants Corp.	3,959,120
48,725	Lakeland Financial Corp.	2,264,738
101,050	Pacific Premier Bancorp, Inc.(a)	3,759,060
23,750	Prosperity Bancshares, Inc.	1,647,063
101,325	Union Bankshares Corp.	3,904,052
142,975	United Community Banks, Inc.	3,987,573

		31,462,718

	Building Products – 2.3%
29,975	American Woodmark Corp.(a)	2,351,539
40,875	Masonite International Corp.(a)	2,620,087

		4,971,626

	Capital Markets – 2.8%
145,050	BlackRock TCP Capital Corp.	2,064,061
62,200	LPL Financial Holdings, Inc.	4,012,522

		6,076,583

	Chemicals – 1.8%
190,775	Platform Specialty Products Corp.(a)	2,378,964
168,200	Venator Materials PLC(a)	1,513,800

		3,892,764

	Commercial Services & Supplies – 6.4%
43,400	Brady Corp., Class A	1,898,750
58,575	Brink’s Co. (The)	4,085,606
37,700	Casella Waste Systems, Inc., Class A(a)	1,170,962
53,825	KAR Auction Services, Inc.	3,212,814
56,400	Multi-Color Corp.	3,510,900

		13,879,032

	Consumer Finance – 0.7%
19,325	FirstCash, Inc.	1,584,650

	Containers & Packaging – 2.2%
33,075	Berry Global Group, Inc.(a)	1,600,499
229,450	Graphic Packaging Holding Co.	3,214,595

		4,815,094

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 0.9%
41,575	Adtalem Global Education, Inc.(a)	$2,003,915

	Electrical Equipment – 1.4%
152,750	GrafTech International Ltd.	2,980,153

	Electronic Equipment, Instruments & Components – 2.9%
66,180	Fabrinet(a)	3,061,487
11,010	Littelfuse, Inc.	2,178,769
6,675	Zebra Technologies Corp., Class A(a)	1,180,340

		6,420,596

	Energy Equipment & Services – 3.4%
99,550	Forum Energy Technologies, Inc.(a)	1,030,342
170,150	Newpark Resources, Inc.(a)	1,761,052
31,100	Oil States International, Inc.(a)	1,032,520
77,475	ProPetro Holding Corp.(a)	1,277,563
92,775	Superior Energy Services, Inc.(a)	903,629
54,000	Unit Corp.(a)	1,407,240

		7,412,346

	Food & Staples Retailing – 0.7%
44,625	Performance Food Group Co.(a)	1,486,013

	Gas Utilities – 3.6%
53,775	Southwest Gas Holdings, Inc.	4,249,838
48,175	Spire, Inc.	3,543,271

		7,793,109

	Health Care Equipment & Supplies – 3.3%
22,675	Integra LifeSciences Holdings Corp.(a)	1,493,602
82,700	Lantheus Holdings, Inc.(a)	1,236,365
24,975	LivaNova PLC(a)	3,096,151
19,400	NuVasive, Inc.(a)	1,377,012

		7,203,130

	Health Care Providers & Services – 0.4%
16,925	AMN Healthcare Services, Inc.(a)	925,798

	Hotels, Restaurants & Leisure – 2.6%
35,950	Dunkin’ Brands Group, Inc.	2,650,234
62,800	Eldorado Resorts, Inc.(a)	3,052,080

		5,702,314

	Insurance – 2.1%
109,150	Brown & Brown, Inc.	3,227,565
28,250	First American Financial Corp.	1,457,418

		4,684,983

	IT Services – 6.9%
78,700	Booz Allen Hamilton Holding Corp.	3,905,881
22,400	CACI International, Inc., Class A(a)	4,124,960
39,900	Luxoft Holding, Inc.(a)	1,889,265
119,775	Perspecta, Inc.	3,080,613
131,050	Presidio, Inc.	1,998,512

		14,999,231

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.0%
20,450	PRA Health Sciences, Inc.(a)	$2,253,386

	Machinery – 3.8%
26,675	Albany International Corp., Class A	2,120,662
51,425	Franklin Electric Co., Inc.	2,429,831
41,050	Hillenbrand, Inc.	2,146,915
102,125	REV Group, Inc.	1,603,363

		8,300,771

	Media – 4.0%
45,525	Nexstar Media Group, Inc., Class A	3,705,735
242,825	TEGNA, Inc.	2,904,187
186,400	WideOpenWest, Inc.(a)	2,089,544

		8,699,466

	Metals & Mining – 1.2%
29,550	Reliance Steel & Aluminum Co.	2,520,320

	Oil, Gas & Consumable Fuels – 2.1%
116,125	Callon Petroleum Co.(a)	1,392,339
191,550	Kosmos Energy Ltd.(a)	1,790,992
100,150	Oasis Petroleum, Inc.(a)	1,420,127

		4,603,458

	REITs—Diversified – 1.6%
139,025	CoreCivic, Inc.	3,382,478

	REITs—Mortgage – 1.3%
192,350	Two Harbors Investment Corp.	2,871,786

	REITs—Office Property – 0.6%
80,500	Brandywine Realty Trust	1,265,460

	REITs—Storage – 0.9%
75,600	National Storage Affiliates Trust	1,923,264

	Road & Rail – 2.3%
22,850	Genesee & Wyoming, Inc., Class A(a)	2,079,122
18,225	Landstar System, Inc.	2,223,450
47,500	U.S. Xpress Enterprises, Inc., Class A(a)	655,500

		4,958,072

	Semiconductors & Semiconductor Equipment – 5.4%
49,400	Diodes, Inc.(a)	1,644,526
94,025	Integrated Device Technology, Inc.(a)	4,420,115
161,350	MaxLinear, Inc., Class A(a)	3,207,638
26,625	Silicon Laboratories, Inc.(a)	2,444,175

		11,716,454

Shares	Description	Value (†)
Common Stocks – continued
	Software – 3.3%
113,650	Cision Ltd.(a)	$1,909,320
38,825	CyberArk Software Ltd.(a)	3,099,788
23,650	LogMeIn, Inc.	2,107,215

		7,116,323

	Specialty Retail – 1.3%
52,150	Aaron’s, Inc.	2,840,089

	Textiles, Apparel & Luxury Goods – 2.4%
32,975	Carter’s, Inc.	3,251,335
49,050	Wolverine World Wide, Inc.	1,915,402

		5,166,737

	Thrifts & Mortgage Finance – 1.7%
273,775	MGIC Investment Corp.(a)	3,643,945

	Trading Companies & Distributors – 0.5%
31,475	Veritiv Corp.(a)	1,145,690

	Total Common Stocks (Identified Cost $186,586,861)	207,554,740

Exchange-Traded Funds – 4.0%
65,850	iShares® Russell 2000 Value Index ETF (Identified Cost $8,386,100)	8,758,050

Principal Amount
Short-Term Investments – 1.1%
$2,474,701	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $2,474,969 on 10/01/2018 collateralized by $2,545,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $2,527,674 including accrued interest(b) (Identified Cost $2,474,701)	2,474,701

	Total Investments – 100.5% (Identified Cost $197,447,662)	218,787,491
	Other assets less liabilities – (0.5)%	(1,128,657)

	Net Assets – 100.0%	$217,658,834

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$207,554,740	$—	$—	$207,554,740
Exchange-Traded Funds	8,758,050	—	—	8,758,050
Short-Term Investments	—	2,474,701	—	2,474,701

Total	$216,312,790	$2,474,701	$—	$218,787,491

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2018 (Unaudited)

Banks	14.5%
IT Services	6.9
Commercial Services & Supplies	6.4
Semiconductors & Semiconductor Equipment	5.4
Exchange-Traded Funds	4.0
Media	4.0
Machinery	3.8
Gas Utilities	3.6
Energy Equipment & Services	3.4
Health Care Equipment & Supplies	3.3
Software	3.3
Electronic Equipment, Instruments & Components	2.9
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.6
Textiles, Apparel & Luxury Goods	2.4
Building Products	2.3
Road & Rail	2.3
Aerospace & Defense	2.2
Containers & Packaging	2.2
Insurance	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	16.9
Short-Term Investments	1.1

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2018